Principal accounting policies - Short-term investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Principal accounting policies
Short-term investments	$ 6,573	$ 1,939
Other long-term investments		3,179
Total fair values		3,179
Impairment provision for available for sale debt investments	3,487
Discontinued operations
Principal accounting policies
Short-term investments		3,784
Continuing and discontinued operations
Principal accounting policies
Short-term investments	6,573	5,723
Other long-term investments		3,179
Available-for-sale debt investment
Principal accounting policies
Total fair values		3,179
Fair value losses on debt investments	308	179	$ 2,550
Fund investments
Principal accounting policies
Short-term investments	5,846
Fund investments | Discontinued operations
Principal accounting policies
Short-term investments		3,784
Fund investments | Continuing and discontinued operations
Principal accounting policies
Short-term investments	5,846	3,784
Fund investments | Other gains, net
Principal accounting policies
Interest income from short-term investment	428
Fund investments | Other gains, net | Continuing and discontinued operations
Principal accounting policies
Interest income from short-term investment	428	119	17
Listed equity securities
Principal accounting policies
Short-term investments	313	403
Listed equity securities | Continuing and discontinued operations
Principal accounting policies
Short-term investments	313	403
Listed equity securities | Other gains, net
Principal accounting policies
Interest income from short-term investment	28	448	$ 100
Wealth management products
Principal accounting policies
Short-term investments	414	1,536
Wealth management products | Continuing and discontinued operations
Principal accounting policies
Short-term investments	414	1,536
Wealth management products | Other gains, net
Principal accounting policies
Interest income from short-term investment	28	1
Wealth management products | Other gains, net | Continuing and discontinued operations
Principal accounting policies
Interest income from short-term investment	$ 65
Available-for-sale debt investment
Principal accounting policies
Other long-term investments		3,179
Available-for-sale debt investment | Continuing and discontinued operations
Principal accounting policies
Other long-term investments		$ 3,179